Inventories, net	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Inventories, net	Inventories, net
Accounting policy
Inventory costs approximate costs determined on the first-in first-out basis. Our inventory values comprise purchased materials, freight expenses, customs, duties, production labor and overhead. The valuation of inventory includes determining which fixed production overhead costs should be capitalized into inventory based on the normal capacity of our manufacturing and assembly facilities. During periods when production is below our established normal capacity level, some of our fixed overhead costs are not included in the cost of inventory;
instead, they are recognized as cost of sales as incurred.
Inventory is valued at the lower of cost or net realizable value, based on assumptions about future demand and market conditions. Valuation of inventory also requires us to establish reserves for inventory that is defective, obsolete or in excess. We use our demand forecast to develop manufacturing plans and utilize this information to compare against raw materials and work-in-progress and finished product levels to determine the amount of defective, obsolete or excess inventory.
Inventories consist of the following:

Year ended December 31 (€, in millions)	2024	2025
Raw materials	4,911.2	5,298.5
Work-in-process	4,872.3	4,768.5
Finished products	2,019.5	2,135.1
Inventories, gross	11,803.0	12,202.1
Inventory reserves	(911.5)	(772.8)
Inventories, net	10,891.5	11,429.3
The increase in gross inventory in 2025, compared to 2024, is mainly due to increasing raw materials to support our growing install base as well as increased number of systems bought back from our customers.
A summary of movements in the inventory reserves is as follows:

Year ended December 31 (€, in millions)	2024	2025
Balance at beginning of year	(693.2)	(911.5)
Additions for the year	(554.7)	(469.4)
Effect of changes in exchange rates	(1.7)	6.1
Utilization of the reserve	338.1	602.0
Balance at end of year	(911.5)	(772.8)
The additions for 2025, 2024 and 2023 are recorded in cost of sales. The additions for the year mainly relate to inventory items which became obsolete due to technological developments and design changes.